TAXES - Tax payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
TAXES
VAT tax payable	$ 58,267	$ 358,792
Income tax payable	4,818	79,167
Other tax payables	2,389,230	2,435,494
Total tax payables	$ 2,452,315	$ 2,873,453